Principal Accounting Policies - Revenue recognition, cost of revenues and cash, cash equivalents and time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Revenue recognition
Practical expedients - financing component	true
Practical expedients - costs to obtain a contract	true
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 47,167,904	$ 6,744,921	¥ 51,383,310
Subsidiaries and VIEs in China mainland
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by subsidiaries and VIEs	¥ 39,700,000		¥ 41,100,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	27.80%	27.80%	31.70%	31.70%
Denominated in U.S. dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 13,400,000	$ 1,900,000	¥ 20,300,000	$ 2,800,000
Time deposits	¥ 69,600,000	$ 9,900,000	¥ 67,200,000	$ 9,300,000
Less than
Revenue recognition
Estimated average playing period (in months)	12 months
Term of sublicenses of music contents	3 years
Term of advertising service contracts	3 months
Equal to or more than
Revenue recognition
Estimated average playing period (in months)	1 month
Term of sublicenses of music contents	1 year